LOAN ARRANGEMENTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2014 D	Nov. 30, 2013 D
Loan 1		$ 250,000
Loan 2		100,000
Loan 3		$ 0.50
Loan 4		65,192
Loan 5		8.00%
Loan 6		90
Loan 7		100,000
Loan 8		0.75
Loan 9		$ 0.50
Loan 10		48,800
Loan 11		100,000
Loan 12		$ 0.50
Loan 13		46,000
Loan Agreements 1	250,000
Loan Agreements 2	100,000
Loan Agreements 3	$ 0.50
Loan Agreements 4	65,192
Loan Agreements 5	8.00%
Loan Agreements 6	90
Loan Agreements 7	100,000
Loan Agreements 8	0.75
Loan Agreements 9	$ 0.50
Loan Agreements 10	48,800
Loan Agreements 11	100,000
Loan Agreements 12	$ 0.50
Loan Agreements 13	46,000
Loan Agreements 14	8.00%
Loan Agreements 15	100,000
Loan Agreements 16	$ 350,000
Loan Agreements 17	370,772
Loan Agreements 18	713,023